INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES
Schedule of inventories

	December 31,	December 31,
	2023	2024
Raw materials	$222,826	$233,034
Work-in-process	139,116	157,290
Finished goods	817,699	816,271
Total	$1,179,641	$1,206,595